Income tax (Tables)	12 Months Ended
	Dec. 31, 2026	Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Major Components of Income Tax Expense
The major components of income tax expense are:

	Year ended December 31,
	2023	2024	2025
	(in thousands)
Consolidated Statement of Operations
Current income tax expense (benefit)	$2,683	$3,626	$888
Deferred income tax expense (benefit)	(9)	(89)	(56)
Income tax expense (benefit)	$2,674	$3,537	$832

Reconciliation of Income Taxes Computed at the French Statutory Rate
A reconciliation of income taxes computed at the French statutory rate 25.00% for the years ended December 31, 2025, 2024 and 2023 to the income tax expense (benefit) is as follows:

	Year ended December 31,
	2023	2024	2025
	(in thousands)
Profit (loss) before income taxes	$(38,316)	$61,104	$(108,447)
At France’s statutory income tax rate of 25% in 2023, 2024 and in 2025	(9,579)	15,276	(27,112)
Impact of French income taxed under IP Box regime at 10%	—	(8,793)	—
Non-deductible share-based payment expense	1,776	1,023	753
Tax credits	(1,344)	(955)	(429)
Permanent differences and other	212	(29)	3,424
Withholding tax	2,055	—	235
Use of tax loss carryforwards	—	(2,985)	—
Unrecognized benefit of tax losses carryforward	9,554	—	23,961
Income tax expense	$2,674	$3,537	$832

Significant Components of Deferred Tax Assets and Liabilities
Significant components of the Company’s deferred tax assets and liabilities are as follows:

	Consolidated Statement of Financial Position			Equity			Consolidated Statement of Operations
	December 31,			December 31,			Year ended December 31,
	2023	2024	2025	2023	2024	2025	2023	2024	2025
	(in thousands)			(in thousands)			(in thousands)
Government loan	(127)	(117)	(61)	—	—	—	(135)	11	56
Tangible assets	—	—	(599)	—	—	—	—	—	(599)
Intangible assets	(120)	(4)	(28)	—	—	—	13	116	(24)
Lease contracts	—	(105)	8	—	—	—	—	(105)	113
Cash flow hedge	2	1	—	—	—	—	5	(1)	(1)
Remeasurement of non-monetary accounts	(3)	103	128	—	—	—	485	106	25
Deferred revenue	—	—	125	—	—	—	—	—	125
Other provisions and accruals	(962)	(928)	(396)	—	—	—	(468)	33	532
From subsidiaries	264	173	129	—	—	—	(9)	(89)	(56)
Deferred tax asset not recognized on losses (Loss available for offsetting against future taxable income)	1,210	1,050	823	—	—	—	100	(160)	(227)
Total	$264	$173	$129	—	$—	$—	$(9)	$(89)	$(56)
The changes in deferred tax assets and liabilities were as follows:

	2023	2024	2025
	(in thousands)
At January 1st	$258	$264	$173
Tax expense (income) during the year recognized in Profit or Loss	(9)	(89)	(56)
Tax expense (income) during the year recognized in equity	—	—	—
Effect of foreign exchange	15	(2)	12
At December 31st	$264	$173	$129